Performance Management - GABELLI GOLD FUND INC	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and additional style specific indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and additional style specific indices.
Bar Chart [Heading]	GABELLI GOLD FUND, INC. (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 58.42% (quarter ended June 30, 2020) and the lowest return for a quarter was (22.20)% (quarter ended December 31, 2016).

Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli Gold Fund, Inc. Class AAA Shares
Return Before Taxes	167.26%	21.82%	21.08%
Return After Taxes on Distributions	156.44%	20.67%	20.32%
Return After Taxes on Distributions and Sale of Fund Shares	102.63%	17.62%	18.05%
Class A Shares
Return Before Taxes	151.93%	20.38%	20.37%
Class C Shares
Return Before Taxes	164.17%	20.90%	20.19%
Class I Shares
Return Before Taxes	167.85%	22.12%	21.39%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Philadelphia Gold & Silver (“XAU”) Index (reflects no deduction for fees, expenses, or taxes)	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses, or taxes)	159.07%	21.79%	22.26%
Lipper Precious Metals Fund Average	151.44%	18.76%	19.63%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.

Performance Availability Website Address [Text]	www.gabelli.com
GABELLI GOLD FUND INC CLASS AAA
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	58.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(22.20%)
Lowest Quarterly Return, Date	Dec. 31, 2016